March 30, 2005



Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C.  20549-1004

RE: AEI INCOME & GROWTH FUND XXII LIMITED PARTNERSHIP
    FILE NO. 24003


TO WHOM IT MAY CONCERN:

        Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10KSB for AEI Income & Growth Fund XXII Limited Partnership Commission File number: 24003.


Sincerely,

AEI Fund Managment
Patrick W. Keene
Chief Financial Officer